Note 10 - Other Expenses	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
10	Other expenses

	2023	2022	2021

Intermediated Money Transaction Tax*	1,266	1,378	799
COVID-19 donations	–	–	74
Community and social responsibility cost	1,504	898	1,167
Impairment of property, plant and equipment (note 18)	877	8,209	498
Impairment of exploration and evaluation assets (note 17)	–	467	3,837
Impairment Solar - VAT and duty receivables (note 21)	720	–	–
Bilboes pre-acquisition cost @	–	830	–
Expected credit losses on deferred consideration on the disposal of subsidiary	–	–	761
	4,367	11,782	7,136

*

Intermediated Money Transfer Tax ("IMTT”) is tax chargeable in Zimbabwe on transfer of physical money, electronically or by any other means, between two or more persons. IMTT is levied at a rate of 2% on RTGS$ denominated transactions and 1% on local foreign currency denominated transactions and outbound foreign payments.

@

Cost incurred by CHZ between the effective date ( August 1, 2022) and the commencement date of the oxide mining operations ( December 1, 2022) relating to administration and other general costs. These costs were incurred to maintain the operational integrity of the oxide mine and do not relate to direct costs of bringing the oxide mine to the location and condition necessary for it to be capable of operating in the manner intended by CHZ.